11. Share Capital: Schedule of Warrant activity (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Warrant activity

	Number of Warrants	Weighted Average Exercise Price $ per Share
Outstanding on 30 June 2017	2,000,000	0.01
Issued	31,350,000	0.10
Exercised	(2,000,000)	0.01
Outstanding on 30 June 2018	31,350,000	0.10
Issued	11,000,000	0.05
Expired	(10,350,000)	0.10
Outstanding on 30 June 2019	32,000,000	0.05
Expired	(7,000,000)	0.05
Outstanding on 30 June 2020	25,000,000	0.05